TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
Tweedy, Browne Worldwide High Dividend Yield Value Fund
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND USD ($)
Shareholder Fees (fees paid directly from your investment)	none	[1]
[1]	Prior to July 29, 2019, the Fund imposed a 2% redemption fee on shares held less than 15 days (as a percentage of amount redeemed). Effective July 29, 2019, the redemption fee has been eliminated.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
Management fees	1.25%
Distribution (12b-1) fees	none
Other expenses	0.14%
Acquired fund fees and expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.41%
Fee waiver and/or expense reimbursement	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.38%
[1]	Acquired fund fees and expenses represent the expenses of the money market fund(s) in which the Fund’s cash balances are invested.
[2]	The Adviser has voluntarily agreed, through at least July 31, 2020, to waive a portion of the Fund’s investment advisory fees and/or to reimburse a portion of the Fund’s expenses to the extent necessary to keep the Fund’s expense ratio in line with that of the Tweedy, Browne Global Value Fund. (For purposes of this calculation, the Fund’s acquired fund fees and expenses, brokerage costs, interest, taxes and extraordinary expenses are disregarded and the Fund’s expense ratio is rounded to two decimal points.) This arrangement may not be terminated prior to the close of business on July 31, 2020 without the approval of the Board of Directors of Tweedy, Browne Fund Inc.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund over the time periods shown and then redeem all of your shares at the end of those periods. This example also assumes that your investment earns a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example	TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND USD ($)
Expense Example, with Redemption, One Year	$ 140
Expense Example, with Redemption, Three Years	443
Expense Example, with Redemption, Five Years	768
Expense Example, with Redemption, Ten Years	$ 1,688

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2019, the Fund’s portfolio turnover rate was 6%.
Principal Investment Strategies
The Fund invests primarily in U.S. and foreign equity securities that the Adviser believes to have above-average dividend yields and valuations that are reasonable. The Adviser seeks to construct diversified portfolio of stocks from a variety of industries and countries. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value.

The Fund’s value investment style derives from the work of the late Benjamin Graham, who is widely considered to be the father of the value investing approach. Most investments in the Fund’s portfolio at the time of initial purchase have one or more of the following investment characteristics:
  low stock price in relation to book value;
  low price-to-earnings ratio;
  low price-to-cash-flow ratio;
  above-average dividend yield;
  low price-to-sales ratio as compared to other companies in the same industry;
  low corporate leverage;
  low share price;
  purchases of a company’s own stock by the company’s officers and directors;
  company share repurchases;
  a stock price that has declined significantly from its previous high price; and/or small market capitalization.
The Adviser has chosen generally not to hedge the Fund’s perceived foreign currency exposure back into the U.S. dollar. A substantial portion of the Fund’s holdings will be in U.S.-domiciled companies and in non-U.S. multinational companies that have meaningful exposure to the U.S. dollar.

The Fund is diversified by issuer, industry, and country, and under normal market conditions invests at least 40% of its assets in foreign securities and in at least three countries in addition to the U.S. The Fund may have some exposure to emerging markets. It is designed for long-term investors who wish to focus their investment exposure on equity securities that have above-average dividend yields and that are economically linked to the stock markets of the U.S. and of foreign developed countries. It is also intended for investors who prefer generally not to have their non-U.S. currency exposure hedged back into the U.S. dollar. The Fund is not appropriate for investors primarily seeking current income.
Principal Risks
Equity Security Risk. The Fund invests in equity securities, primarily consisting of common stocks. Common stock represents a proportionate interest in the earnings and value of the issuing company. Therefore, the Fund participates in the success or failure of any company in which it owns stock. The market value of common stocks fluctuates significantly, reflecting the past and anticipated business performance of the issuing company, investor perception and general economic or financial market movements.

Value Investing Risk. The Adviser may be wrong in its assessment of a company’s value, and the stocks the Fund owns may not reach what the Adviser believes are their true or intrinsic values. The market may not favor value-oriented stocks and may not favor equities at all, which may cause the Fund’s relative performance to suffer.

There may be periods during which the Fund is unable to find securities that meet its value investment criteria. If the Fund is selling investments or experiencing net subscriptions during those periods, the Fund could have a significant cash position, which could adversely impact the Fund’s performance under certain market conditions and could make it more difficult for the Fund to achieve its investment objective.

Risk of Loss. You could lose money on your investment in the Fund, and the Fund could underperform other investments.

Dividend-Paying Common Equity Security Risk. In selecting common equity securities in which the Fund will invest, the Adviser will consider the issuer’s history of paying regular periodic dividends to its common equity holders. Such dividends are not fixed but are paid periodically at the discretion of the issuer’s board of directors. Companies that have historically paid dividends are not required to continue to pay dividends and could reduce or eliminate the payment of dividends in the future.

Small- and Mid-Cap Companies. While the Fund is focused on larger companies, it may at times invest in small- and mid-cap companies. Small- and mid-cap companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, limited product lines, greater dependence on a few customers or a few key personnel and similar factors that can make their business and stock market performance susceptible to greater fluctuation and volatility. As a result, the purchase or sale of more than a limited number of shares of a small and medium company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. In addition, smaller or medium company stocks may not be well known to the investing public. These risks are more pronounced for micro-cap companies. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

Foreign Securities. The Fund invests in foreign securities. Investing in foreign securities involves additional risks beyond those of investing in U.S. markets. These risks, which are more pronounced in emerging markets, include:
  changes in currency exchange rates, which can lower performance in U.S. dollar terms exchange rate controls (which may include an inability to transfer currency from a given country)
  costs incurred in conversions between currencies
  non-negotiable brokerage commissions
  less publicly available information
  not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting greater market volatility
  less trading volume
  delayed settlements
  difficulty in enforcing obligations and contractual and other rights in foreign countries less securities regulation
  less well-established contract law
  unrecoverable withholding and transfer taxes
  war
  seizure
  political and social instability.
The value of the foreign securities held by the Fund will be affected by changes in currency exchange rates or currency control regulations. The share price of the Fund will reflect the movements of the different securities in which it is invested, and the foreign currencies in which its investments are denominated. The Adviser does not attempt to predict the movement of various currencies in reaching a decision about the appropriateness or prudence of an individual investment. Currency exchange rates may fluctuate significantly over short periods of time, and the Fund’s investments may be negatively impacted by foreign currency exchange rate fluctuations. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging countries. The securities markets of most emerging countries are relatively less liquid, developed and efficient, are subject to greater price volatility, have smaller market capitalizations, have more or less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. The Adviser has chosen generally not to hedge the Fund’s perceived foreign currency exposure back into the U.S. dollar and therefore the Fund is considered to be “currency unhedged.”
Fund Performance
The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to a relevant market benchmark. This information may help illustrate the risks of investing in the Fund. Absent any applicable agreements to waive and/or reimburse certain of the Fund’s operational expenses, the returns of the Fund would have been lower. Updated performance information for the Fund is available at www.tweedy.com or by calling 800-432-4789 (press 0). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Worldwide High Dividend Yield Value Fund Calendar Year Total Returns(1)

(1) The 2019 year-to-date return for the Worldwide High Dividend Yield Value Fund through June 30, 2019 was 13.09%.

As of December 31, 2018
Best Quarterly Return (10 year period and since inception)	17.49% (2nd Quarter, 2009)

Worst Quarterly Return (10 year period)	(11.10)% (1st Quarter, 2009)

Worst Quarterly Return (since inception)	(14.13)% (4th Quarter, 2008)

Average Annual Total Return for Periods Ended December 31, 2018
Average Annual Total Returns - TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND	One Year	Five Years	Ten Years	Since Inception	Inception Date
TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND	(5.61%)	2.00%	7.78%	3.64%	Sep. 05, 2007
TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND | Return after Taxes on Distributions	(9.78%)	(0.18%)	6.45%	2.43%	Sep. 05, 2007
TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND | Return after Taxes on Distributions and Sale of Fund Shares	(0.25%)	1.54%	6.36%	2.86%	Sep. 05, 2007
MSCI World Index (in U.S.$) (reflects no deduction for fees, expenses or taxes)	(8.71%)	4.56%	9.67%	3.83%	Sep. 05, 2007
MSCI World High Dividend Yield Index (in U.S.$) (reflects no deduction for fees, expenses or taxes)	(7.56%)	3.43%	9.01%	2.80%	Sep. 05, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The performance data shown above would be lower had certain fees and expenses not been waived and/or reimbursed from inception through December 31, 2013 and from December 1, 2017 to December 31, 2018.